Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Composition of Loan Portfolio

The composition of the loan portfolio at December 31, disaggregated by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2016	2015

Commercial
Commercial	$87,928	$83,116
Lease financing	5,458	5,286

Total commercial	93,386	88,402

Commercial Real Estate
Commercial mortgages	31,592	31,773
Construction and development	11,506	10,364

Total commercial real estate	43,098	42,137

Residential Mortgages
Residential mortgages	43,632	40,425
Home equity loans, first liens	13,642	13,071

Total residential mortgages	57,274	53,496

Credit Card	21,749	21,012

Other Retail
Retail leasing	6,316	5,232
Home equity and second mortgages	16,369	16,384
Revolving credit	3,282	3,354
Installment	8,087	7,030
Automobile	17,571	16,587
Student	2,239	2,619

Total other retail	53,864	51,206

Total loans, excluding covered loans	269,371	256,253
Covered Loans	3,836	4,596

Total loans	$273,207	$260,849

Changes in Accretable Balance for Purchased Impaired Loans

Changes in the accretable balance for purchased impaired loans for the years ended December 31, were as follows:

(Dollars in Millions)	2016	2015	2014
Balance at beginning of period	$957	$1,309	$1,655
Accretion	(392)	(382)	(441)
Disposals	(110)	(132)	(131)
Reclassifications from nonaccretable difference (a)	244	163	229
Other	(1)	(1)	(3)

Balance at end of period	$698	$957	$1,309
(a)	Primarily relates to changes in expected credit performance.

Activity in Allowance for Credit Losses by Portfolio Class

Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Balance at December 31, 2015	$1,287	$724	$631	$883	$743	$4,268	$38	$4,306
Add
Provision for credit losses	488	75	(61)	728	95	1,325	(1)	1,324
Deduct
Loans charged off	417	22	85	759	332	1,615	–	1,615
Less recoveries of loans charged off	(92)	(35)	(25)	(83)	(111)	(346)	–	(346)

Net loans charged off	325	(13)	60	676	221	1,269	–	1,269
Other changes(a)	–	–	–	(1)	–	(1)	(3)	(4)

Balance at December 31, 2016	$1,450	$812	$510	$934	$617	$4,323	$34	$4,357

Balance at December 31, 2014	$1,146	$726	$787	$880	$771	$4,310	$65	$4,375
Add
Provision for credit losses	361	(30)	(47)	654	193	1,131	1	1,132
Deduct
Loans charged off	314	22	135	726	319	1,516	–	1,516
Less recoveries of loans charged off	(95)	(50)	(26)	(75)	(98)	(344)	–	(344)

Net loans charged off	219	(28)	109	651	221	1,172	–	1,172
Other changes(a)	(1)	–	–	–	–	(1)	(28)	(29)

Balance at December 31, 2015	$1,287	$724	$631	$883	$743	$4,268	$38	$4,306

Balance at December 31, 2013	$1,075	$776	$875	$884	$781	$4,391	$146	$4,537
Add
Provision for credit losses	266	(63)	107	657	278	1,245	(16)	1,229
Deduct
Loans charged off	305	36	216	725	384	1,666	13	1,679
Less recoveries of loans charged off	(110)	(49)	(21)	(67)	(96)	(343)	(2)	(345)

Net loans charged off	195	(13)	195	658	288	1,323	11	1,334
Other changes(a)	–	–	–	(3)	–	(3)	(54)	(57)

Balance at December 31, 2014	$1,146	$726	$787	$880	$771	$4,310	$65	$4,375
(a)	Includes net changes in credit losses to be reimbursed by the FDIC and reductions in the allowance for covered loans where the reversal of a previously recorded allowance was offset by an associated decrease in the indemnification asset, and the impact of any loan sales.

Additional Detail of Allowance for Credit Losses and Related Loan Balances by Portfolio Class

Additional detail of the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans

Allowance Balance at December 31, 2016 Related to
Loans individually evaluated for impairment(a)	$50	$4	$–	$–	$–	$54	$–	$54
TDRs collectively evaluated for impairment	12	4	180	65	20	281	1	282
Other loans collectively evaluated for impairment	1,388	798	330	869	597	3,982	–	3,982
Loans acquired with deteriorated credit quality	–	6	–	–	–	6	33	39

Total allowance for credit losses	$1,450	$812	$510	$934	$617	$4,323	$34	$4,357

Allowance Balance at December 31, 2015 Related to
Loans individually evaluated for impairment(a)	$11	$2	$–	$–	$–	$13	$–	$13
TDRs collectively evaluated for impairment	10	7	236	57	33	343	2	345
Other loans collectively evaluated for impairment	1,266	703	395	826	710	3,900	–	3,900
Loans acquired with deteriorated credit quality	–	12	–	–	–	12	36	48

Total allowance for credit losses	$1,287	$724	$631	$883	$743	$4,268	$38	$4,306
(a)	Represents the allowance for credit losses related to loans greater than $5 million classified as nonperforming or TDRs.

Additional detail of loan balances by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans(b)	Total Loans

December 31, 2016
Loans individually evaluated for impairment(a)	$623	$70	$–	$–	$–	$693	$–	$693
TDRs collectively evaluated for impairment	145	146	3,678	222	173	4,364	35	4,399
Other loans collectively evaluated for impairment	92,611	42,751	53,595	21,527	53,691	264,175	1,553	265,728
Loans acquired with deteriorated credit quality	7	131	1	–	–	139	2,248	2,387

Total loans	$93,386	$43,098	$57,274	$21,749	$53,864	$269,371	$3,836	$273,207

December 31, 2015
Loans individually evaluated for impairment(a)	$336	$41	$13	$–	$–	$390	$–	$390
TDRs collectively evaluated for impairment	138	235	4,241	210	211	5,035	35	5,070
Other loans collectively evaluated for impairment	87,927	41,566	49,241	20,802	50,995	250,531	2,059	252,590
Loans acquired with deteriorated credit quality	1	295	1	–	–	297	2,502	2,799

Total loans	$88,402	$42,137	$53,496	$21,012	$51,206	$256,253	$4,596	$260,849
(a)	Represents loans greater than $5 million classified as nonperforming or TDRs.
(b)	Includes expected reimbursements from the FDIC under loss sharing agreements.

Summary of Loans by Portfolio Class, Including Delinquency Status of those that Continue to Accrue Interest and are Nonperforming

The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming	Total

December 31, 2016
Commercial	$92,588	$263	$52	$483	$93,386
Commercial real estate	42,922	44	8	124	43,098
Residential mortgages(a)	56,372	151	156	595	57,274
Credit card	21,209	284	253	3	21,749
Other retail	53,340	284	83	157	53,864

Total loans, excluding covered loans	266,431	1,026	552	1,362	269,371
Covered loans	3,563	55	212	6	3,836

Total loans	$269,994	$1,081	$764	$1,368	$273,207

December 31, 2015
Commercial	$87,863	$317	$48	$174	$88,402
Commercial real estate	41,907	89	14	127	42,137
Residential mortgages(a)	52,438	170	176	712	53,496
Credit card	20,532	243	228	9	21,012
Other retail	50,745	224	75	162	51,206

Total loans, excluding covered loans	253,485	1,043	541	1,184	256,253
Covered loans	4,236	62	290	8	4,596

Total loans	$257,721	$1,105	$831	$1,192	$260,849
(a)	At December 31, 2016, $273 million of loans 30–89 days past due and $2.5 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs, were classified as current, compared with $320 million and $2.9 billion at December 31, 2015, respectively.

Summary of Loans by Portfolio Class and Company's Internal Credit Quality Rating

The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

		Criticized
(Dollars in Millions)	Pass	Special Mention	Classified(a)	Total Criticized	Total

December 31, 2016
Commercial(b)	$89,739	$1,721	$1,926	$3,647	$93,386
Commercial real estate	41,634	663	801	1,464	43,098
Residential mortgages(c)	56,457	10	807	817	57,274
Credit card	21,493	–	256	256	21,749
Other retail	53,576	6	282	288	53,864

Total loans, excluding covered loans	262,899	2,400	4,072	6,472	269,371
Covered loans	3,766	–	70	70	3,836

Total loans	$266,665	$2,400	$4,142	$6,542	$273,207

Total outstanding commitments	$562,704	$4,920	$5,629	$10,549	$573,253

December 31, 2015
Commercial(b)	$85,206	$1,629	$1,567	$3,196	$88,402
Commercial real estate	41,079	365	693	1,058	42,137
Residential mortgages(c)	52,548	2	946	948	53,496
Credit card	20,775	–	237	237	21,012
Other retail	50,899	6	301	307	51,206

Total loans, excluding covered loans	250,507	2,002	3,744	5,746	256,253
Covered loans	4,507	–	89	89	4,596

Total loans	$255,014	$2,002	$3,833	$5,835	$260,849

Total outstanding commitments	$539,614	$3,945	$4,845	$8,790	$548,404
(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)	At December 31, 2016, $1.2 billion of energy loans ($2.8 billion of total outstanding commitments) had a special mention or classified rating, compared with $1.1 billion of energy loans ($1.9 billion of total outstanding commitments) at December 31, 2015.
(c)	At December 31, 2016, $2.5 billion of GNMA loans 90 days or more past due and $1.6 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs were classified with a pass rating, compared with $2.9 billion and $1.9 billion at December 31, 2015, respectively.

Summary of Impaired Loans, which Include Nonaccrual and TDR Loans, by Portfolio Class

A summary of impaired loans, which include all nonaccrual and TDR loans, by portfolio class was as follows:

(Dollars in Millions)	Period-end Recorded Investment(a)	Unpaid Principal Balance	Valuation Allowance	Commitments to Lend Additional Funds

December 31, 2016
Commercial	$849	$1,364	$68	$284
Commercial real estate	293	697	10	–
Residential mortgages	2,274	2,847	153	–
Credit card	222	222	64	–
Other retail	281	456	22	4

Total loans, excluding GNMA and covered loans	3,919	5,586	317	288
Loans purchased from GNMA mortgage pools	1,574	1,574	28	–
Covered loans	36	42	1	1

Total	$5,529	$7,202	$346	$289

December 31, 2015
Commercial	$520	$1,110	$25	$154
Commercial real estate	336	847	11	1
Residential mortgages	2,575	3,248	199	–
Credit card	210	210	57	–
Other retail	309	503	35	4

Total loans, excluding GNMA and covered loans	3,950	5,918	327	159
Loans purchased from GNMA mortgage pools	1,913	1,913	40	–
Covered loans	39	48	2	1

Total	$5,902	$7,879	$369	$160
(a)	Substantially all loans classified as impaired at December 31, 2016 and 2015, had an associated allowance for credit losses. The total amount of interest income recognized during 2016 on loans classified as impaired at December 31, 2016, excluding those acquired with deteriorated credit quality, was $237 million, compared to what would have been recognized at the original contractual terms of the loans of $308 million.

Impaired Loans Average Recorded Investment and Interest Income Recognized

Additional information on impaired loans for the years ended December 31 follows:

(Dollars in Millions)	Average Recorded Investment	Interest Income Recognized

2016
Commercial	$799	$9
Commercial real estate	324	15
Residential mortgages	2,422	124
Credit card	214	4
Other retail	293	13

Total loans, excluding GNMA and covered loans	4,052	165
Loans purchased from GNMA mortgage pools	1,620	71
Covered loans	38	1

Total	$5,710	$237

2015
Commercial	$383	$13
Commercial real estate	433	16
Residential mortgages	2,666	131
Credit card	221	4
Other retail	336	14

Total loans, excluding GNMA and covered loans	4,039	178
Loans purchased from GNMA mortgage pools	2,079	95
Covered loans	42	1

Total	$6,160	$274

2014
Commercial	$414	$9
Commercial real estate	592	26
Residential mortgages	2,742	140
Credit card	273	9
Other retail	377	17

Total loans, excluding GNMA and covered loans	4,398	201
Loans purchased from GNMA mortgage pools	2,609	124
Covered loans	334	15

Total	$7,341	$340

Summary of Loans Modified as TDRs

The following table provides a summary of loans modified as TDRs for the years ended December 31, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance

2016
Commercial	2,352	$844	$699
Commercial real estate	102	259	256
Residential mortgages	1,576	168	178
Credit card	31,394	151	153
Other retail	2,235	41	40

Total loans, excluding GNMA and covered loans	37,659	1,463	1,326
Loans purchased from GNMA mortgage pools	11,260	1,274	1,267
Covered loans	39	6	7

Total loans	48,958	$2,743	$2,600

2015
Commercial	1,607	$385	$396
Commercial real estate	108	78	76
Residential mortgages	2,080	260	258
Credit card	26,772	133	134
Other retail	2,530	54	54

Total loans, excluding GNMA and covered loans	33,097	910	918
Loans purchased from GNMA mortgage pools	8,199	864	862
Covered loans	16	5	5

Total loans	41,312	$1,779	$1,785

2014
Commercial	2,027	$238	$203
Commercial real estate	78	80	71
Residential mortgages	2,089	271	274
Credit card	26,511	144	145
Other retail	2,833	61	61

Total loans, excluding GNMA and covered loans	33,538	794	754
Loans purchased from GNMA mortgage pools	8,961	1,000	1,013
Covered loans	43	15	14

Total loans	42,542	$1,809	$1,781

Summary of Loans Modified as TDRs in the Past Twelve Months that have Subsequently Defaulted

The following table provides a summary of TDR loans that defaulted (fully or partially charged-off or became 90 days or more past due) for the years ended December 31, that were modified as TDRs within 12 months previous to default:

(Dollars in Millions)	Number of Loans	Amount Defaulted

2016
Commercial	531	$24
Commercial real estate	27	12
Residential mortgages	132	17
Credit card	6,827	30
Other retail	434	9

Total loans, excluding GNMA and covered loans	7,951	92
Loans purchased from GNMA mortgage pools	202	25
Covered loans	4	1

Total loans	8,157	$118

2015
Commercial	494	$21
Commercial real estate	18	8
Residential mortgages	273	36
Credit card	6,286	29
Other retail	636	12

Total loans, excluding GNMA and covered loans	7,707	106
Loans purchased from GNMA mortgage pools	598	75
Covered loans	5	1

Total loans	8,310	$182

2014
Commercial	629	$44
Commercial real estate	22	12
Residential mortgages	611	86
Credit card	6,335	33
Other retail	845	24

Total loans, excluding GNMA and covered loans	8,442	199
Loans purchased from GNMA mortgage pools	876	102
Covered loans	14	5

Total loans	9,332	$306

Carrying Amount of Covered Assets

The carrying amount of the covered assets at December 31, consisted of purchased impaired loans, purchased nonimpaired loans and other assets as shown in the following table:

	2016				2015
(Dollars in Millions)	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other	Total	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other	Total
Residential mortgage loans	$2,248	$506	$–	$2,754	$2,502	$615	$–	$3,117
Other retail loans	–	278	–	278	–	447	–	447
Losses reimbursable by the FDIC(a)	–	–	381	381	–	–	517	517
Unamortized changes in FDIC asset(b)	–	–	423	423	–	–	515	515
Covered loans	2,248	784	804	3,836	2,502	1,062	1,032	4,596
Foreclosed real estate	–	–	26	26	–	–	32	32
Total covered assets	$2,248	$784	$830	$3,862	$2,502	$1,062	$1,064	$4,628
(a)	Relates to loss sharing agreements with remaining terms up to three years.
(b)	Represents decreases in expected reimbursements by the FDIC as a result of decreases in expected losses on the covered loans. These amounts are amortized as a reduction in interest income on covered loans over the shorter of the expected life of the respective covered loans or the remaining contractual term of the indemnification agreements.

Commercial Loans by Industry Group and Geography Excluding Covered Loans
TABLE 7 Commercial Loans by Industry Group and Geography

	2016		2015
At December 31 (Dollars in Millions)	Loans	Percent	Loans	Percent
Industry Group
Manufacturing	$13,779	14.8%	$13,404	15.2%
Real estate, rental and leasing	10,553	11.3	9,514	10.8
Finance and insurance	8,728	9.3	8,288	9.4
Retail trade	7,573	8.1	6,846	7.7
Wholesale trade	7,552	8.1	8,069	9.1
Healthcare and social assistance	6,345	6.8	5,802	6.6
Public administration	4,546	4.9	4,190	4.7
Professional, scientific and technical services	3,744	4.0	3,493	4.0
Information	3,597	3.8	3,542	4.0
Transport and storage	3,561	3.8	3,262	3.7
Arts, entertainment and recreation	3,340	3.6	2,772	3.1
Educational services	3,167	3.4	2,791	3.2
Utilities	1,747	1.9	1,435	1.6
Mining	1,645	1.8	2,208	2.5
Other services	1,625	1.7	1,703	1.9
Agriculture, forestry, fishing and hunting	1,449	1.5	1,721	1.9
Other	10,435	11.2	9,362	10.6
Total	$93,386	100.0%	$88,402	100.0%
Geography
California	$12,677	13.6%	$11,253	12.7%
Colorado	4,362	4.7	3,930	4.5
Illinois	4,636	5.0	4,636	5.3
Minnesota	7,093	7.6	7,166	8.1
Missouri	3,536	3.8	3,309	3.8
Ohio	4,270	4.6	4,063	4.6
Oregon	2,090	2.2	1,938	2.2
Washington	3,447	3.7	3,219	3.6
Wisconsin	3,512	3.8	2,936	3.3
Iowa, Kansas, Nebraska, North Dakota, South Dakota	4,900	5.2	4,543	5.1
Arkansas, Indiana, Kentucky, Tennessee	5,168	5.5	5,106	5.8
Idaho, Montana, Wyoming	1,251	1.3	1,427	1.6
Arizona, Nevada, New Mexico, Utah	3,487	3.7	3,280	3.7
Total banking region	60,429	64.7	56,806	64.3
Florida, Michigan, New York, Pennsylvania, Texas	15,467	16.6	15,819	17.9
All other states	17,490	18.7	15,777	17.8
Total outside Company’s banking region	32,957	35.3	31,596	35.7
Total	$93,386	100.0%	$88,402	100.0%

Commercial Real Estate Loans by Property Type and Geography Excluding Covered Loans
TABLE 8 Commercial Real Estate Loans by Property Type and Geography

	2016		2015
At December 31 (Dollars in Millions)	Loans	Percent	Loans	Percent
Property Type
Business owner occupied	$10,899	25.3%	$11,186	26.6%
Commercial property
Industrial	1,631	3.8	1,530	3.6
Office	5,536	12.8	5,480	13.0
Retail	4,997	11.6	4,944	11.7
Other commercial	4,064	9.4	4,165	9.9
Multi-family	9,607	22.3	8,833	21.0
Hotel/motel	3,791	8.8	3,428	8.1
Residential homebuilders	2,311	5.4	2,319	5.5
Healthcare facilities	262	.6	252	.6
Total	$43,098	100.0%	$42,137	100.0%
Geography
California	$10,734	24.9%	$10,456	24.8%
Colorado	1,819	4.2	2,004	4.8
Illinois	1,678	3.9	1,810	4.3
Minnesota	2,177	5.0	2,022	4.8
Missouri	1,372	3.2	1,382	3.3
Ohio	1,462	3.4	1,260	3.0
Oregon	2,094	4.9	1,988	4.7
Washington	3,435	8.0	3,422	8.1
Wisconsin	2,161	5.0	2,323	5.5
Iowa, Kansas, Nebraska, North Dakota, South Dakota	2,312	5.4	2,227	5.3
Arkansas, Indiana, Kentucky, Tennessee	1,810	4.2	1,708	4.1
Idaho, Montana, Wyoming	1,271	2.9	1,275	3.0
Arizona, Nevada, New Mexico, Utah	3,257	7.6	3,259	7.7
Total banking region	35,582	82.6	35,136	83.4
Florida, Michigan, New York, Pennsylvania, Texas	3,829	8.9	3,793	9.0
All other states	3,687	8.5	3,208	7.6
Total outside Company’s banking region	7,516	17.4	7,001	16.6
Total	$43,098	100.0%	$42,137	100.0%

Summary of Nonperforming Assets
TABLE 16 Nonperforming Assets (a)

At December 31 (Dollars in Millions)	2016	2015	2014	2013	2012
Commercial
Commercial	$443	$160	$99	$122	$107
Lease financing	40	14	13	12	16
Total commercial	483	174	112	134	123
Commercial Real Estate
Commercial mortgages	87	92	175	182	308
Construction and development	37	35	84	121	238
Total commercial real estate	124	127	259	303	546
Residential Mortgages(b)	595	712	864	770	661
Credit Card	3	9	30	78	146
Other Retail
Retail leasing	2	3	1	1	1
Home equity and second mortgages	128	136	170	167	189
Other	27	23	16	23	27
Total other retail	157	162	187	191	217
Total nonperforming loans, excluding covered loans	1,362	1,184	1,452	1,476	1,693
Covered Loans	6	8	14	127	386
Total nonperforming loans	1,368	1,192	1,466	1,603	2,079
Other Real Estate(c)(d)	186	280	288	327	381
Covered Other Real Estate(d)	26	32	37	97	197
Other Assets	23	19	17	10	14
Total nonperforming assets	$1,603	$1,523	$1,808	$2,037	$2,671
Total nonperforming assets, excluding covered assets	$1,571	$1,483	$1,757	$1,813	$2,088
Excluding covered assets
Accruing loans 90 days or more past due(b)	$552	$541	$550	$713	$660
Nonperforming loans to total loans	.51%	.46%	.60%	.65%	.80%
Nonperforming assets to total loans plus other real estate(c)	.58%	.58%	.72%	.80%	.98%
Including covered assets
Accruing loans 90 days or more past due(b)	$764	$831	$945	$1,189	$1,323
Nonperforming loans to total loans	.50%	.46%	.59%	.68%	.93%
Nonperforming assets to total loans plus other real estate(c)	.59%	.58%	.73%	.86%	1.19%

Changes in Nonperforming Assets

(Dollars in Millions)	Commercial and Commercial Real Estate	Residential Mortgages, Credit Card and Other Retail	Covered Assets	Total
Balance December 31, 2015	$336	$1,147	$40	$1,523
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	1,051	431	22	1,504
Advances on loans	59	–	–	59
Total additions	1,110	431	22	1,563
Reductions in nonperforming assets
Paydowns, payoffs	(273)	(256)	(3)	(532)
Net sales	(218)	(184)	(25)	(427)
Return to performing status	(29)	(119)	(1)	(149)
Charge-offs(e)	(303)	(71)	(1)	(375)
Total reductions	(823)	(630)	(30)	(1,483)
Net additions to (reductions in) nonperforming assets	287	(199)	(8)	80
Balance December 31, 2016	$623	$948	$32	$1,603
(a)	Throughout this document, nonperforming assets and related ratios do not include accruing loans 90 days or more past due.
(b)	Excludes $2.5 billion, $2.9 billion, $3.1 billion, $3.7 billion and $3.2 billion at December 31, 2016, 2015, 2014, 2013 and 2012, respectively, of loans purchased from GNMA mortgage pools that are 90 days or more past due that continue to accrue interest, as their repayments are primarily insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs.
(c)	Foreclosed GNMA loans of $373 million, $535 million, $641 million, $527 million and $548 million at December 31, 2016, 2015, 2014, 2013 and 2012, respectively, continue to accrue interest and are recorded as other assets and excluded from nonperforming assets because they are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs.
(d)	Includes equity investments in entities whose principal assets are other real estate owned.
(e)	Charge-offs exclude actions for certain card products and loan sales that were not classified as nonperforming at the time the charge-off occurred.